Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	As detailed below, Barclays' Chief
Information Security Office operates controls
aimed at mitigating cybersecurity-related
risks and understanding internal and external
threats.
Barclays deploys controls designed to protect
its sensitive information and the data that has
been entrusted to us by customers and clients,
in line with our Standards, taking into
account findings from internal and external
reviews of our controls.
Barclays seeks to protect the security of data
we share with third parties, including by
conducting remote and on-site inspections of
certain suppliers to review their controls
against contractual obligations and industry
standards. A Third-Party Service Provider
Framework is in place which sets out control
requirements for business units to manage the
operational, reputational, conduct and legal
risks to Barclays through its supply chain.
The nature of such controls is described in
further detail below.
In operating under a hybrid working model,
we have continued to educate colleagues on
cybersecurity risks in order to help minimise
risks related to remote working, such as data
exploitation or leakage.
Barclays works with industry bodies and
cybersecurity vendors to learn and evolve
from risk events in other organisations. Our
teams use such intelligence to simulate
plausible cybersecurity and data compromise
scenarios that allow us to exercise, review
and improve our response and recovery plans
in preparation for evolving threats.
Operational resilience
The stability and resilience of our systems,
workforce and premises, and the continued
provision of third-party services, all have a
direct impact on the quality of our service.
Resilience and security are key priorities for
the Board. Barclays continues to strengthen
its resilience posture and is focused on its
ability to recover from a range of ‘severe but
plausible’ scenarios which could cause
detriment to its customers and clients and the
broader financial market. To enable this, we
define Group-wide business services and
their interdependencies across the Group,
including technology, third-party services
and our people and premises. Recovery plans
and business response plans have been
developed for a range of different disruption
events, such as cyber or data integrity
disruptions, technology failures, or the
unavailability of our colleagues. These
recovery plans are reviewed and validated
through regular testing which supports our
aim to reduce the volume and impact of
operational incidents year-on-year. We also
conduct regular assurance on third parties to
assess their capability.
Operational resilience is delivered through an
established and robust Operational Resilience
Framework which is underpinned by a
Policy, Standards, methodologies and
procedures, and is aligned to the
requirements and expectations defined by our
regulators. Our Operational Resilience
Framework is integrated with Barclays’
Enterprise Risk Management Framework
(ERMF) and sets the tone from the top. The
Standards are embedded within the Barclays
Controls Framework and provide a consistent
approach across the Group.
The Operational Recovery Planning Policy
and Standards drive the identification of the
business services that are most important to
Barclays, its customers, clients and the
markets in which Barclays operates. The
Standards also define requirements for setting
recovery targets, mapping of dependencies,
planning and testing.
Resilience and security are the responsibility
of everyone within the Group. All permanent
employees are required to complete annual
mandatory training on these topics.

Please refer to page 100 for details of
Barclays PLC Board Risk Committee
oversight relating to operational resilience.
Please refer to the 'Material existing and
emerging risks' section in our Risk review on
pages 193 to 194 for further details on cyber
attacks, data management and information
protection.
Please refer to the 'Supervision and
regulation' section in our Risk review
on page 309 for further details on
our regulatory approach to managing
such risks.

Engaging external security consultants to
conduct penetration tests, attack simulations
and other reviews to independently
benchmark Barclays’ cybersecurity
capabilities is an important part of our
cybersecurity programme that allows us to
identify and remediate cybersecurity
weaknesses. In 2025, individual testing
activities were undertaken as part of the Chief
Information Security Office’s threat-led
assurance model to assess Barclays’ cyber
defence capabilities.
Barclays also engages and partners with
third-party security providers on certain
activities such as cyber recovery, software
vulnerability scanning, penetration testing,
distributed denial of service (DDoS) attack
prevention, phishing simulations, third-party
risk management, incident response, threat
intelligence, fraud prevention, and industry
benchmarking.
An important part of Barclays’ security and
cybersecurity environment is its Joint
Operations Centres (JOCs), which operate
24/7 from three globally strategic locations,
linking Barclays’ security professionals and
incident response managers with control
functions and business unit representatives.
The JOCs deliver security responsiveness by
uniting core security functions and providing
a central information and coordination point
for security incident management and
escalation, based on defined severity levels.
During escalating, significant incidents, the
Barclays Crisis Management Team monitors
the response by Incident Management
Teams, Resilience Leads, and others, and will
invoke the relevant Barclays Crisis
Leadership Teams (CLTs) if the severity of
the incident so requires. CLTs are business-
led teams at entity, business unit, and
regional levels that provide strategic
leadership in a crisis, maintain incident
management oversight, and co-ordinate key
decision-making.
To manage security risk from Barclays’ third-
party suppliers, many of which perform
critical services for Barclays' businesses and
handle sensitive Barclays data, we have a set
of contractual Information and Cyber
Security Supplier Control Obligations that
are based on requirements in our internal
Standards. Using our dedicated Third Party
Security Management team’s capabilities, as
well as third-party tooling, we conduct
assurance over our third parties and their
respective suppliers and partners against
those obligations. Activity is structured on a
risk-based approach that prioritises suppliers
that underpin our most important business
services. Identified issues are managed
formally, but we also engage proactively with
third-party suppliers to help them strengthen
their security and resilience posture. To
recognise the risk presented by third-party
suppliers, which are increasingly targeted by
threat actors, we regularly alert third-party
suppliers where we anticipate that they may
be more vulnerable and should take
preventative action.
Notwithstanding such third-party risk
management efforts, Barclays does not have
direct control over the cybersecurity of the
systems of its third parties and their
respective suppliers and partners, limiting the
Group’s ability to effectively protect and
defend against certain threats.
Certifications
Barclays holds four ISO 27001 certifications
(i.e., the international standard on how to
manage information security), the Cyber
Essentials/Cyber Essentials Plus
Certification, and a UK certification for
Digital Banking.
Training
Barclays requires colleagues to complete
mandatory information security training at
least annually. Topics covered include
incident reporting procedures, protecting
sensitive data, device security, data leakage
prevention, social engineering awareness, and
password management. Consequences of
non-completion may include disciplinary
action and impact to compensation.
Barclays performs a number of key activities
related to identifying, investigating,
responding to and containing phishing,
including an operational process that
provides education and awareness through
phishing simulation exercises, and
management interventions for employees
who demonstrate susceptibility to phishing
lures. To report suspected phishing to
Barclays' JOCs for further investigation,
colleagues have a reporting tool integrated
into their email account and receive feedback
on whether the reported email was suspect or
genuine. Barclays uses metrics to continually
refine its phishing education and training.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	As detailed below, Barclays' Chief
Information Security Office operates controls
aimed at mitigating cybersecurity-related
risks and understanding internal and external
threats.
Barclays deploys controls designed to protect
its sensitive information and the data that has
been entrusted to us by customers and clients,
in line with our Standards, taking into
account findings from internal and external
reviews of our controls.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Chief Information Security Office
Barclays' Chief Information Security Office
exists to keep the bank, its customers, clients,
and colleagues safe and secure, and to
support the resilience of our operations. It
supports Barclays' ability to operate in a
protected and secure environment, and
actively promotes a culture of security as
everyone's responsibility.
The Group Chief Information Security
Officer (CISO) heads Barclays' Chief
Information Security Office. Barclays’ Group
CISO reports directly to the Group Co-Chief
Operating Officers (members of the Group
Executive Committee). Barclays’ Group
CISO is responsible for assessing and
managing Barclays’ risks from cybersecurity
threats, and overseeing key areas that include
cybersecurity operations (including cyber-
threat intelligence), proactive defence (which
includes penetration testing and vulnerability
management), security architecture and
engineering, cyber posture and assurance
(which includes third-party security
management), data security, and identity and
access management. The Group CISO is also
supported by a team of CISOs and BISOs
(Business Information Security Officers) for
business units, regions and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities and
are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group CISO
has more than 25 years of experience
managing cybersecurity for global financial
institutions, leading large-scale initiatives
across all cybersecurity domains, including
cyber defence, application security,
vulnerability assessment, data protection,
third-party risk, cyber resilience, and security
engineering. The Group CISO and supporting
leadership team collectively have advanced
degrees and senior level experience
managing cybersecurity risks in a variety of
sectors, including those that represent critical
national infrastructure, such as health care,
telecommunications and financial
institutions. They are supported by teams of
subject matter experts and analysts in a
variety of specialisations.
Supporting the delivery of Barclays’ cyber
and information security strategy are multiple
management committees, forums, and
councils, including Cyber Control Councils
for each of the 12 Standards supporting the
Group Information and Cybersecurity Policy
(as more fully described below). These Cyber
Control Standards Councils feed into the
Cybersecurity Risk Category Controls
Forum, the Group Controls Committee, the
Group Risk Committee, and ultimately the
Board Risk Committee. In addition, the
Group Co-Chief Operating Officers hold
business reviews that include management
updates on the status of cybersecurity across
the Group, and a standalone Chief Operating
Office Controls Forum that also escalates to
the Group Controls Committee. Barclays’
Operational Risk and Internal Audit functions
provide independent views of cyber risk
management from second and third line of
defence perspectives.
Barclays assesses its cybersecurity activities
against the industry-recognised National
Institute of Standards and Technology
(NIST) Cybersecurity Framework. Under
Barclays' ERMF, there is an Information and
Cyber Security Policy supported by 12
Standards which define the minimum
requirements for cybersecurity matters across
the Barclays Group.
The Policy is embedded into the Group's
ERMF with Standards to implement
cybersecurity risk management. The
Standards cover the following topics:
Cryptography, Network Security, Security
Configuration, Data Loss Prevention,
Vulnerability Management, Data Security,
Incident Response & Threat Intelligence,
Threat Management, Governance, Identity &
Access Management, Third Party
Information and Cyber Security, and
Application Security.  The Group CISO
approves and is accountable for the
Information and Cyber Security Policy and
associated Standards. As part of our
programme, we periodically assess our
performance against these Standards and
identify areas for improvement and
remediation.
The Board Risk Committee, within its
oversight of Operational Risk as a principal
risk, is responsible for overseeing risks
arising from cybersecurity threats. In 2025,
the Group CISO provided updates to the
Board Risk Committee about cybersecurity
risks facing the Group. Such updates
addressed topics that included the
cybersecurity threat environment and
ransomware attack preparedness,
measurement of Barclays' risk and control
posture, cybersecurity incident trends and
Barclays' response, plans to improve
Barclays' ability to recover from a material
cyber attack scenario, Barclays’ vulnerability
management, privileged access to Barclays'
systems, and regulatory developments.  In
addition, the Group Co-Chief Operating
Officers provided updates to the Board
detailing the progress being made to
strengthen cybersecurity capabilities and
reduce risk across the organisation as the
threat environment continues to evolve.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board Risk Committee, within its oversight of Operational Risk as a principal risk, is responsible for overseeing risks arising from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In 2025,
the Group CISO provided updates to the
Board Risk Committee about cybersecurity
risks facing the Group. Such updates
addressed topics that included the
cybersecurity threat environment and
ransomware attack preparedness,
measurement of Barclays' risk and control
posture, cybersecurity incident trends and
Barclays' response, plans to improve
Barclays' ability to recover from a material
cyber attack scenario, Barclays’ vulnerability
management, privileged access to Barclays'
systems, and regulatory developments.  In
addition, the Group Co-Chief Operating
Officers provided updates to the Board
detailing the progress being made to
strengthen cybersecurity capabilities and
reduce risk across the organisation as the
threat environment continues to evolve.

Cybersecurity Risk Role of Management [Text Block]	Barclays' Chief Information Security Office
exists to keep the bank, its customers, clients,
and colleagues safe and secure, and to
support the resilience of our operations. It
supports Barclays' ability to operate in a
protected and secure environment, and
actively promotes a culture of security as
everyone's responsibility.
The Group Chief Information Security
Officer (CISO) heads Barclays' Chief
Information Security Office. Barclays’ Group
CISO reports directly to the Group Co-Chief
Operating Officers (members of the Group
Executive Committee). Barclays’ Group
CISO is responsible for assessing and
managing Barclays’ risks from cybersecurity
threats, and overseeing key areas that include
cybersecurity operations (including cyber-
threat intelligence), proactive defence (which
includes penetration testing and vulnerability
management), security architecture and
engineering, cyber posture and assurance
(which includes third-party security
management), data security, and identity and
access management. The Group CISO is also
supported by a team of CISOs and BISOs
(Business Information Security Officers) for
business units, regions and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities and
are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group CISO
has more than 25 years of experience
managing cybersecurity for global financial
institutions, leading large-scale initiatives
across all cybersecurity domains, including
cyber defence, application security,
vulnerability assessment, data protection,
third-party risk, cyber resilience, and security
engineering. The Group CISO and supporting
leadership team collectively have advanced
degrees and senior level experience
managing cybersecurity risks in a variety of
sectors, including those that represent critical
national infrastructure, such as health care,
telecommunications and financial
institutions. They are supported by teams of
subject matter experts and analysts in a
variety of specialisations.
Supporting the delivery of Barclays’ cyber
and information security strategy are multiple
management committees, forums, and
councils, including Cyber Control Councils
for each of the 12 Standards supporting the
Group Information and Cybersecurity Policy
(as more fully described below). These Cyber
Control Standards Councils feed into the
Cybersecurity Risk Category Controls
Forum, the Group Controls Committee, the
Group Risk Committee, and ultimately the
Board Risk Committee. In addition, the
Group Co-Chief Operating Officers hold
business reviews that include management
updates on the status of cybersecurity across
the Group, and a standalone Chief Operating
Office Controls Forum that also escalates to
the Group Controls Committee. Barclays’
Operational Risk and Internal Audit functions
provide independent views of cyber risk
management from second and third line of
defence perspectives.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Barclays’ Group
CISO is responsible for assessing and
managing Barclays’ risks from cybersecurity
threats, and overseeing key areas that include
cybersecurity operations (including cyber-
threat intelligence), proactive defence (which
includes penetration testing and vulnerability
management), security architecture and
engineering, cyber posture and assurance
(which includes third-party security
management), data security, and identity and
access management. The Group CISO is also
supported by a team of CISOs and BISOs
(Business Information Security Officers) for
business units, regions and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities and
are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group CISO
has more than 25 years of experience
managing cybersecurity for global financial
institutions, leading large-scale initiatives
across all cybersecurity domains, including
cyber defence, application security,
vulnerability assessment, data protection,
third-party risk, cyber resilience, and security
engineering. The Group CISO and supporting
leadership team collectively have advanced
degrees and senior level experience
managing cybersecurity risks in a variety of
sectors, including those that represent critical
national infrastructure, such as health care,
telecommunications and financial
institutions. They are supported by teams of
subject matter experts and analysts in a
variety of specialisations.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Group CISO
has more than 25 years of experience
managing cybersecurity for global financial
institutions, leading large-scale initiatives
across all cybersecurity domains, including
cyber defence, application security,
vulnerability assessment, data protection,
third-party risk, cyber resilience, and security
engineering. The Group CISO and supporting
leadership team collectively have advanced
degrees and senior level experience
managing cybersecurity risks in a variety of
sectors, including those that represent critical
national infrastructure, such as health care,
telecommunications and financial
institutions. They are supported by teams of
subject matter experts and analysts in a
variety of specialisations.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Barclays’ Group
CISO is responsible for assessing and
managing Barclays’ risks from cybersecurity
threats, and overseeing key areas that include
cybersecurity operations (including cyber-
threat intelligence), proactive defence (which
includes penetration testing and vulnerability
management), security architecture and
engineering, cyber posture and assurance
(which includes third-party security
management), data security, and identity and
access management. The Group CISO is also
supported by a team of CISOs and BISOs
(Business Information Security Officers) for
business units, regions and jurisdictions.
Chief Information Security Office leaders
manage Barclays’ cybersecurity activities and
are accountable for the day-to-day
monitoring of residual risk, identification of
gaps, oversight of remedial actions and
implementation of strategy. The Group CISO
has more than 25 years of experience
managing cybersecurity for global financial
institutions, leading large-scale initiatives
across all cybersecurity domains, including
cyber defence, application security,
vulnerability assessment, data protection,
third-party risk, cyber resilience, and security
engineering. The Group CISO and supporting
leadership team collectively have advanced
degrees and senior level experience
managing cybersecurity risks in a variety of
sectors, including those that represent critical
national infrastructure, such as health care,
telecommunications and financial
institutions. They are supported by teams of
subject matter experts and analysts in a
variety of specialisations.
Supporting the delivery of Barclays’ cyber
and information security strategy are multiple
management committees, forums, and
councils, including Cyber Control Councils
for each of the 12 Standards supporting the
Group Information and Cybersecurity Policy
(as more fully described below). These Cyber
Control Standards Councils feed into the
Cybersecurity Risk Category Controls
Forum, the Group Controls Committee, the
Group Risk Committee, and ultimately the
Board Risk Committee. In addition, the
Group Co-Chief Operating Officers hold
business reviews that include management
updates on the status of cybersecurity across
the Group, and a standalone Chief Operating
Office Controls Forum that also escalates to
the Group Controls Committee. Barclays’
Operational Risk and Internal Audit functions
provide independent views of cyber risk
management from second and third line of
defence perspectives.
Barclays assesses its cybersecurity activities
against the industry-recognised National
Institute of Standards and Technology
(NIST) Cybersecurity Framework. Under
Barclays' ERMF, there is an Information and
Cyber Security Policy supported by 12
Standards which define the minimum
requirements for cybersecurity matters across
the Barclays Group.
The Policy is embedded into the Group's
ERMF with Standards to implement
cybersecurity risk management. The
Standards cover the following topics:
Cryptography, Network Security, Security
Configuration, Data Loss Prevention,
Vulnerability Management, Data Security,
Incident Response & Threat Intelligence,
Threat Management, Governance, Identity &
Access Management, Third Party
Information and Cyber Security, and
Application Security.  The Group CISO
approves and is accountable for the
Information and Cyber Security Policy and
associated Standards. As part of our
programme, we periodically assess our
performance against these Standards and
identify areas for improvement and
remediation.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true